FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:  12/31/96  (b)


Is this a transition report?: (Y/N)     N


Is this an amendment to a previous filing? (Y/N)       Y


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A.  Registrant Name: Pruco Life Variable Universal Account
    B.  File Number: 811-5826
    C.  Telephone Number:(201) 802-6000

2.  A.  Street: 213 Washington Street
    B.  City: Newark      C.  State:NJ  D.  Zip Code: 07102 Zip Ext:2992
    E.  Foreign Country:                        Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N) N

4.  Is this the last filing on this form by Registrant?(Y/N) N

5.  Is Registrant a small business investment company (SBIC)?(Y/N) N

6.  Is Registrant a unit investment trust(UIT)?(Y/N) Y
	   (If answer is "Y" (yes) complete only items 111 through 132)

7.  A.  Is Registrant a series or multiple portfolio company?(Y/N)
        (If answer is "N" (No), go to item 8.)
    B.  How many separate series or portfolios did Registrant have at the
        end of the 	period?


SCREEN NUMBER:  01	PAGE NUMBER: 01


For period ending   12/31/96     				If filing more than one
File number 811- 5826            					Page 2, "X": _______



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH
 TIME THE FORM IS FILED.


                  								 Is this the
 Series								           	last filing
 Number  	Series Name						for this series?

    1	    						       			  (Y/N)


























SCREEN NUMBER:  02	PAGE NUMBER: 02
(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)



For period ending 12/31/96     					If filing more than one
File number 811- 5826            					Page 47, "X":

UNIT INVESTMENT TRUSTS
111.* A.  Depositor Name:
      	B.  File Number (If any):
      	C.  City:                 State:       Zip Code:            Zip Ext:
           Foreign Country:                 Foreign Postal Code:
111.* A.  Depositor Name:
      	B.  File Number (If any):
      	C.  City:               State:      Zip Code:       Zip Ext:
           Foreign Country:                 Foreign Postal Code:

112. *A.  Sponsor Name:
 	B.  File Number (If any):
 	C.  City:               State:      Zip Code:       Zip Ext:
      Foreign Country:                 Foreign Postal Code:
112. * A.  Sponsor Name:
	      B.  File Number (If any):
   	   C.  City:               State:      Zip Code:       Zip Ext:
           Foreign Country:                 Foreign Postal Code:

















SCREEN NUMBER: 55	PAGE NUMBER: 47



For period ending   12/31/96     				If filing more than one
File number 811- 5826            					Page 48, "X":


113. A.  Trustee Name:
 *   B.  City:                 State:        Zip Code:       Zip Ext:
     Foreign Country:                 Foreign Postal Code:
113. A.  Trustee Name:
 * B.  City:                 State:        Zip Code:       Zip Ext:
    Foreign Country:                 Foreign Postal Code:

114. A.  Principal Underwriter Name:
 *   B.  File Number:
     C.  City:        State:         Zip Code:            Zip Ext:
      Foreign Country:                 Foreign Postal Code:
114. A.  Principal Underwriter Name:
 *   B.  File Number:
     C.  City:                 State:        Zip Code:       Zip Ext:
     Foreign Country:                 Foreign Postal Code:

115. A.  Independent Public Accountant Name: Price Waterhouse, LLP
 *   B.  City:New York  State:  NY Zip Code:    10036      Zip Ext:
         Foreign Country:                 Foreign Postal Code:
115. A.  Independent Public Accountant Name:
 *   B.  City:                 State:        Zip Code:       Zip Ext:
         Foreign Country:                 Foreign Postal Code:
















SCREEN NUMBER: 56	PAGE NUMBER: 48




For period ending 12/31/96       					If filing more than one
File number 811- 5826            						Page 49, "X": ______


116. A.  Is Registrant part of a family of investment companies?(Y/N)
 *

     B.  Identify the family in 10 letters:
         (NOTE: In filing this form, use this identification consistently for
         all investment 	companies in family.  This  designation is for
          purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance company?(Y/N)
 *      	If answer is "Y" (Yes), are any of the following types of contracts
         funded by the       	Registrant?:

     B.  Variable annuity contracts?(Y/N):

     C.  Scheduled premium variable life contracts:

     D.  Flexible premium variable life contracts:

     E. Other types of insurance products registered under the Securities
        Acts of 	1933?(Y/N)

118.  State the number of series existing at the end of the period that
*    	had securities registered under the Securities Act of 1933


119.  State the number of new series for which registration statements
      * under the 	Securities Act of 1933 became effective during the period


120.  State the total value of the portfolio securities on the date of
 *    deposit for the new series included in item 119 ($000's omitted)


121.  State the number of series for which a current prospectus was in
 *    	existence at the end of the period

122.  State the number of existing series for which additional units
 *   	were registered under the Securities Act of 1933 during the period


SCREEN NUMBER: 57	PAGE NUMBER: 49

For period ending   12/31/96   						If filing more than one
File number 811- 5826            						Page 50, "X": _____

123.  State the total value of the additional units considered in
      * answering item 122 	($000's omitted) $

124.  State the total value of units prior series that were placed in the
     *  portfolios of	subsequent series during the current period (the value
      of these units is to be 	measured on the date they were placed in the
      subsequent series)($000's 	omitted) $_______________

125.  State the total dollar amount of sales loads collected (before
      reallowances to *	other brokers or dealers) by Registrant's principal
      underwriter and any 	underwriter which is an affiliated person of the
      principal underwriter during the 	current period solely from the sale
      of units of all series of Registrant ($000	omitted)$________________


126.  Of the amounts shown in item 125, state the total dollar amount of
      sales loads 	collected from secondary market operations in Registrant's
      units (include the 	sales loads, if any, collected on units of a prior
     series placed in the portfolio of a 	subsequent series.)($000's omitted)
      $________________

127.  List opposite the appropriate description below the number of series
    whose 	portfolios are invested primarily (based upon a percentage of NAV) in
    each type 	of security shown, the aggregate total assets at market value as
    of a date at or 	near the end of the current period of each such group of
  series and the total 	income distributions made by each such group of series
 during the current 	period (excluding distributions of realized gains, if any):

                              		Number of  Total Assets    Total Income
                                		Series     ($000's       Distributions
                              		Investing    omitted)    ($000's omitted)

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt


H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities	1		$272,148
K.  Other securities
L.  Total assets of all series of			$272,148
    registrant



SCREEN NUMBER: 58	PAGE NUMBER:50



































For period ending   12/31/96    						If filing more than one

File number 811- 5826            						Page 51, "X": _____

128.  Is the timely payment of principal and interest on any of the
 * portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)


129.  Is the issuer of any instrument covered in item 128 delinquent or
 * in default as to payment of principal or interest at the end of the current period?(Y/N) ___________________________

130.  In computations of NAV or offering price per unit, is any part of
 * the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) _________________


131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)             $1,313

132.  List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:


		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-









SCREEN NUMBER: 59	PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 2nd day of April, 1997.



PRUCO LIFE INSURANCE COMPANY



BY:  /S/ Lisa Ramaswamy  WITNESS: /S/ Kathleen McClunn .

	Lisa Ramaswamy			Kathleen McClunn
	Vice President				Manager, Accounting